SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NATURE OF OPERATIONS (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The terms “CURO", "we,” “our,” “us,” and the “Company” refer to CURO Group Holdings Corp. and its directly and indirectly owned subsidiaries as a combined entity, except where otherwise stated. The term "CFTC" refers to CURO Financial Technologies Corp., our wholly-owned subsidiary, and its directly and indirectly owned subsidiaries as a consolidated entity, except where otherwise stated.

We have prepared the accompanying audited Consolidated Financial Statements in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The Consolidated Financial Statements and the accompanying notes reflect all adjustments which are, in the opinion of management, necessary to present fairly our results of operations, financial position and cash flows for the periods presented. The adjustments consist solely of normal recurring adjustments.

We completed our initial public offering ("IPO") in December 2017. Prior to our IPO, we effected a 36-for-1 split of our common stock. We have retroactively adjusted all share and per share data for all periods presented to reflect the stock split as if the stock split had occurred at the beginning of the earliest period presented. See Note 14, "Stockholders' Equity" for additional information concerning our IPO and stock split.

After our IPO, we initially qualified as an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 (the "JOBS Act"). As an emerging growth company, we elected to take advantage of specified reduced reporting and other requirements that are otherwise generally required of public companies.

Principles of Consolidation
Principles of Consolidation

The Consolidated Financial Statements include the accounts of CURO and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the periods reported. Some of the significant estimates that we have made in the accompanying Consolidated Financial Statements include allowances for loan losses, certain assumptions related to goodwill and intangibles, accruals related to self-insurance, Credit Services Organization ("CSO") guarantee liability and estimated tax liabilities. Actual results may differ from those estimates.

Revenue Recognition
Revenue Recognition

We offer a broad range of consumer finance products including Unsecured Installment loans, Secured Installment loans, Open-End loans and Single-Pay loans. Revenue in the Consolidated Statements of Operations includes: interest income, finance charges, CSO fees, late fees and non-sufficient funds fees as permitted by applicable laws and pursuant to the customer agreements. Product offerings differ by jurisdiction and are governed by the laws in each separate jurisdiction. Installment loans include Secured Installment loans and Unsecured Installment loans. These loans are fully amortizing, with a fixed payment amount, which includes principal and accrued interest, due each period during the loan term. The loan terms for Installment loans can range up to 60 months depending on state or provincial regulations. We record revenue from Installment loans on a simple-interest basis. Accrued interest and fees are included in gross loans receivable in the Consolidated Balance Sheets. CSO fees are recognized ratably over the term of the loan.

Open-End loans function much like a revolving line-of-credit, whereby the periodic payment is a fixed percentage of the customer’s outstanding loan balance, and there is no defined loan term. We record revenue from Open-End loans on a simple interest basis. Accrued interest and fees are included in gross loans receivable in the Consolidated Balance Sheets.

Single-Pay loans are primarily unsecured, short-term, small denomination loans, with a very small portion being auto title loans, which allow a customer to obtain a loan using their car as collateral. Revenues from Single-Pay loan products are recognized each period on a constant-yield basis ratably over the term of each loan. We defer recognition of the unearned fees we expect to collect based on the remaining term of the loan at the end of each reporting period.

Check cashing fees, money order fees and other fees from ancillary products and services are generally recognized at the point-of-sale when the transaction is completed. We also earn revenue from the sale of credit protection insurance in the Canadian market. Insurance revenues are recognized ratably over the term of the loan.

Given that we were not an emerging growth company as of August 2018, we adopted certain accounting pronouncements during the year for which we were previously allowed to defer. We adopted Accounting Standards Update ("ASU") 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which amended the existing accounting standards for revenue recognition. All amounts and disclosures set forth in this Report reflect the adoption of this ASU. See "--Recently Adopted Accounting Pronouncements" for further information.

Consumer Loans Receivable
Consumer Loans Receivable

Consumer loans receivable are net of the allowance for loan losses and are comprised of Unsecured Installment, Secured Installment, Open-End and Single-Pay loans. Our Single-Pay loans are primarily comprised of payday loans and auto title loans. A payday loan transaction consists of providing a customer cash in exchange for the customer’s personal check or Automated Clearing House (“ACH”) authorization (in the aggregate amount of that cash plus a service fee), with an agreement to defer the presentment or deposit of that check or scheduled ACH withdrawal until the customer’s next payday, which is typically either two weeks or a month from the loan’s origination date. An auto title loan allows a customer to obtain a loan using the customer’s car as collateral for the loan, with a typical loan term of 30 days.

Unsecured Installment, Secured Installment and Open-End loans require periodic payments of principal and interest. Installment loans are fully amortized loans with a fixed payment amount due each period during the term of the loan. Open-End loans function much like a revolving line-of-credit, whereby the periodic payment is a set percentage of the customer’s outstanding loan balance, and there is no defined loan term. The loan terms for Installment loans can range up to 60 months, depending on state regulations. Installment and Open-End loans are offered as both Secured auto title loans and as Unsecured loan products. The product offerings differ by jurisdiction and are governed by the laws in each separate jurisdiction.

Current and Past-Due Loans Receivable

We classify our loans receivable as either current or past-due. Single-Pay and Open-End loans are considered past-due if a customer misses a scheduled payment, at which point the loan is charged-off to the allowance for loan losses. The charge-off of Unsecured Installment and Secured Installment loans was impacted by a change in accounting estimate in the first quarter of 2017.

Effective January 1, 2017, we modified the timeframe in which Installment loans are charged-off and made related refinements to our loss provisioning methodology. Prior to January 1, 2017, we deemed all loans uncollectible and charged-off when a customer missed a scheduled payment and the loan was considered past-due. Because of our continuing shift from Single-Pay to Installment loans and our analysis of payment patterns on early-stage versus late-stage delinquencies, we revised our estimates to consider Installment loans uncollectible when the loan has been past-due for 90 consecutive days. Consequently, past-due Installment loans remain in loans receivable, with disclosure of past-due balances, for 90 days before being charged-off against the allowance for loan losses. We evaluate the adequacy of the allowance for loan losses as compared to the related gross receivables balances, which include accrued interest.

The aforementioned change was treated as a change in accounting estimate that was applied prospectively effective January 1, 2017. As a result, some credit-quality metrics in 2017 may not be comparable to historical periods. Throughout the remainder of this Report, the change in estimate is referred to as “Q1 2017 Loss Recognition Change.”

Installment loans generally are considered past-due when a customer misses a scheduled payment. Loans zero to 90 days past-due are disclosed and included in gross loans receivable. We accrue interest on past-due loans until charged off. The amount of the resulting charge-off includes unpaid principal, accrued interest and any uncollected fees, if applicable. Consequently, net loss rates that include accrued interest will be higher than under the methodology applied prior to January 1, 2017.

The result of this change in estimate resulted in approximately $56.6 million of Installment loans at December 31, 2017 that remained on our balance sheet that were between one and 90 days delinquent. Additionally, the Installment loan allowance for loan losses as of December 31, 2017 of $64.1 million included an estimated allowance of $36.0 million for the Installment loans between one and 90 days delinquent.

For Single-Pay and Open-End loans, past-due loans are charged-off upon payment default and typically do not return to current for any subsequent payment activity. For Installment loans, customers with payment delinquency of 90 consecutive days are charged off. Charged-off loans are never returned to current or performing and all subsequent activity is accounted for within recoveries in the Allowance for loan losses. If a past-due Installment loan customer makes payments sufficient to bring the account current for principal plus all accrued interest or fees pursuant to the original terms of the loan contract before becoming 90 consecutive days past-due, the underlying loan balance returns to current classification.

Depending upon underlying state or provincial regulations, a borrower may be eligible for more than one outstanding loan.

Allowance for Loan Losses

Credit losses are an inherent part of outstanding loans receivable. We maintain an allowance for loan losses for loans and interest receivable at a level estimated to be adequate to absorb incurred losses based primarily on our analysis of historical loss or charge-off rates for loans containing similar risk characteristics. The allowance for losses on our Company-owned gross loans receivables reduces the outstanding gross loans receivables balance in the Consolidated Balance Sheets. The liability for estimated losses related to Loans Guaranteed by the Company under credit service organization ("CSO") programs is reported in “Credit services organization guarantee liability” in the Consolidated Balance Sheets. Increases in either the allowance or the liability, net of charge-offs and recoveries, are recorded as “Provision for losses” in the Consolidated Statements of Operations.

When establishing the allowance for loan losses, we also consider delinquency trends and any macro-economic conditions that we believe may affect portfolio losses. If a loan is deemed to be uncollectible before it is fully reserved based on information we become aware of (e.g., receipt of customer bankruptcy notice or death), we charge off such loan at that time. Qualitative factors such as the impact of new loan products, changes to underwriting criteria or lending policies, new store development or entrance into new markets, changes in jurisdictional regulations or laws, recent credit trends and general economic conditions impact management’s judgment on the overall adequacy of the allowance for loan losses. Any recoveries on loans previously charged to the allowance are credited to the allowance when collected.

The Q1 2017 Loss Recognition Change affected comparability of activity in the related allowance for loan losses. Specifically, no Unsecured or Secured Installment loans were charged-off to the allowance for loan losses in the three months ended March 31, 2017 because charge-off effectively occurs on day 91 under the revised methodology and no affected loans originated during the period reached day 91 until April 2017. Actual charge-offs and recoveries on defaulted/charged-off loans from the three months ended March 31, 2017 affected the allowance for loan losses in prospective periods. However, as discussed previously, the related net losses were recognized in the Consolidated Statements of Operations during the year ended December 31, 2017 by applying expected net loss provision rates to the related loan originations.

Additionally, during the year ended December 31, 2018, we changed our estimated allowance for loan losses for Unsecured Installment and Secured Installment gross loans receivable and for loans Guaranteed by the Company under CSO programs. This is a prospective change in estimate affected by a change in accounting principle. Prior to the change in the estimate, we utilized historic collection experience by grouping accounts receivable aging for these products to assess losses inherent in the portfolio and incurred as of the balance sheet date. Given that we now have history on performance subsequent to the Q1 2017 Loss Recognition Change, we refined the estimation process to utilize charge-off and recovery rates and estimate losses inherent in the portfolio.

Credit Services Organization

Through our CSO programs, we act as a CSO/credit access business ("CAB") on behalf of customers in accordance with applicable state laws. We currently offer loans through CSO programs in stores and online in the state of Texas and online in the state of Ohio. As a CSO, we earn revenue by charging the customer a fee ("CSO fee") for arranging an unrelated third-party to make a loan to that customer. When a customer executes an agreement with us under our CSO programs, we agree, for a CSO fee payable to us by the customer, to provide certain services to the customer, one of which is to guarantee the customer’s obligation to repay the loan to the third-party lender. CSO fees are calculated based on the amount of the customer's outstanding loan. For CSO loans, each lender is responsible for providing the criteria by which the customer’s application is underwritten and, if approved, determining the amount of the customer loan. We in turn are responsible for assessing whether or not we will guarantee the loan. This guarantee represents an obligation to purchase specific loans if they go in to default.

In Ohio, we currently operate as a registered CSO and provide CSO services to customers who apply for and obtain Unsecured Installment loans from a third-party lender. Ohio House Bill 123 was introduced in March 2017, effectively eliminating the viability of the CSO model. In late July 2018, the Ohio legislature enacted House Bill 123 and the Governor signed the bill into law on July 30, 2018. The principal sections of the new law are scheduled to become operative on or about April 27, 2019. As a result, the Company will no longer operate as a registered CSO in Ohio. Ohio revenue for the year ended December 31, 2018 was $19.3 million on related Unsecured Installment loan balances of $5.2 million as of December 31, 2018. After loss provisions and direct costs, state level contribution from Ohio was immaterial. The Ohio Department of Commerce granted us a short-term lender's license on February 15, 2019. Under this license, we will offer an Installment loan product for a term of 120 days. Ohio customers may originate and manage their loans online via the internet or mobile application.

We currently have relationships with four unaffiliated third-party lenders for our CSO programs. We periodically evaluate the competitive terms of our unaffiliated third-party lender contracts and such evaluation may result in the transfer of volume and loan balances between lenders. The process does not require significant effort or resources outside the normal course of business and we believe the incremental cost of changing or acquiring new unaffiliated third-party lender relationships to be immaterial.

As of December 31, 2018, the maximum amount guaranteed by the Company under CSO programs was $66.9 million, compared to $65.2 million at December 31, 2017. Should we be required to pay any portion of the total amount of the loans we have guaranteed, we will attempt to recover some or all of the entire amount from the customers. We hold no collateral in respect of the guarantees.

We estimate a liability for losses associated with the guaranty provided to the CSO lenders using assumptions and methodologies similar to the allowance for loan losses, which we recognize for our consumer loans. Our liability for incurred losses on CSO loans guaranteed by the Company was $12.0 million and $17.8 million at December 31, 2018 and 2017, respectively.

CSO fees are calculated based on the amount of the customer’s outstanding loan. We comply with the applicable jurisdiction’s Credit Services Organization Act or a similar statue. These laws generally define the services that we can provide to consumers and require us to provide a contract to the customer outlining our services and related costs. For services we provide under our CSO programs we receive payments from customers on their scheduled loan repayment due dates. The CSO fee is earned ratably over the term of the loan as the customers make payments. If a loan is paid off early, no additional CSO fees are due or collected. The maximum CSO loan term is 180 days and 18 months in Texas and Ohio, respectively. During the years ended December 31, 2018 and 2017, approximately 57.3% and 53.6%, respectively, of Unsecured Installment Loans, and 54.5% and 53.6%, respectively, of Secured Installment loans originated under CSO programs were paid off prior to the original maturity date.

Since CSO loans are made by a third-party lender, we do not include them in our Consolidated Balance Sheets as loans receivable. CSO fees receivable are included in “Prepaid expense and other” in our Consolidated Balance Sheets. We receive cash from customers for these fees on their scheduled loan repayment due dates.

Variable Interest Entity
Variable Interest Entity

As part of our funding strategy and as part of our efforts to support our liquidity from sources other than our traditional capital market sources, we established a securitization program through Non-Recourse U.S. and Canada SPV Facilities. See Note 5, "Variable Interest Entities" for further discussion on both facilities. We entered into the Non-Recourse Canada SPV Facility during the third quarter of 2018 and fully extinguished the Non-Recourse U.S. SPV Facility during the fourth quarter of 2018. We transferred certain consumer loan receivables to a wholly-owned, bankruptcy-remote special purpose subsidiary (“VIE”) that issues term notes backed by the underlying consumer loan receivables which are serviced by another wholly-owned subsidiary.

We have the ability to direct the activities of the VIE that most significantly impact the economic performance of the entities as the servicer of the securitized loan receivables. Additionally, we have the right to receive residual payments, which exposes us to the potential for significant losses and returns. Accordingly, we determined that we are the primary beneficiary of the VIE and are required to consolidate them. See Note 5, "Variable Interest Entities" for further discussion of our VIEs.

Cash Flow Hedge
Cash Flow Hedge

As foreign currency exchange rates change, translation of the financial results of the Canadian operations into U.S. Dollars will be impacted. Our operations in Canada represent a significant portion of our total operations, and as a result, a material change in foreign currency exchange rates in either country could have a significant impact on our consolidated financial position, results of operations or cash flows. From time to time, we may elect to purchase financial instruments as hedges against foreign exchange rate risks with the objective of protecting our results of operations in Canada against foreign currency fluctuations. We typically hedge anticipated cash flows between our Canadian and domestic subsidiaries.

We record derivative instruments at fair value as either an asset or liability on the Consolidated Balance Sheet. Changes in the options intrinsic value, to the extent that they are effective as a hedge, are recorded in Other Comprehensive Income (Loss). For derivatives that qualify and have been designated as cash flow or fair value hedges for accounting purposes, the changes in fair value have no net impact on earnings, to the extent the derivative is considered perfectly effective in achieving offsetting changes in fair value or cash flows attributable to the risk being hedged, until the hedged item is recognized in earnings (commonly referred to as the “hedge accounting” method).

Property and Equipment
Property and Equipment

Property and equipment is carried at cost less accumulated depreciation and amortization, except for property and equipment accounted for as part of a business combination, which is carried at fair value as of the acquisition date less accumulated depreciation and amortization. Expenditures for major additions and improvements are capitalized. Maintenance repairs and renewals, that do not materially add to the fixed asset's value or appreciably prolong its life, are charged to expense as incurred. Gains and losses on dispositions of property and equipment are included in results of operations.

The estimated useful lives for furniture, fixtures and equipment are five to seven years. The estimated useful lives for leasehold improvements are the shorter of the estimated useful life of the asset, or the term of the lease, and can vary from one year to 15 years. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the depreciable or amortizable assets.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired in each business combination. In accordance with Accounting Standards Codification ("ASC") 350-20-35, Goodwill--Subsequent Measure, we perform impairment testing for goodwill and indefinite-lived intangible assets annually as of October 1st. However, we test for impairment between our annual tests if an event occurs or if circumstances change that indicate that the asset would be impaired, or, in the case of goodwill, that the fair value of a reporting unit is below its carrying value. These events or circumstances could include a significant change in the business climate, a change in strategic direction, legal factors, operating performance indicators, a change in the competitive environment, the sale or disposition of a significant portion of a reporting unit or economic outlook.

Goodwill

Goodwill is initially valued based on the excess of the purchase price of a business combination over the fair value of the acquired net assets recognized and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Intangible assets other than goodwill are initially valued at fair value. When appropriate, we utilize independent valuation experts to advise and assist us in determining the fair value of the identified intangible assets acquired in connection with a business acquisition and in determining appropriate amortization methods and periods for those intangible assets. Any contingent consideration included as part of the purchase is recognized at its fair value on the acquisition date.

Our annual impairment review for goodwill consists of performing a qualitative assessment to determine whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount as a basis for determining whether or not further testing is required. We may elect to bypass the qualitative assessment and proceed directly to the two-step process, for any reporting unit, in any period. We can resume the qualitative assessment for any reporting unit in any subsequent period. If we determine, on the basis of qualitative factors, that it is more likely than not that the fair value of the reporting unit is less than the carrying amount, we will then apply a two-step process of (i) determining the fair value of the reporting unit and (ii) comparing it to the carrying value of the net assets allocated to the reporting unit. When performing the two-step process, if the fair value of the reporting unit exceeds it carrying value, no further analysis or write-down of goodwill is required. In the event the estimated fair value of a reporting unit is less than the carrying value, we recognize an impairment loss equal to such excess, which could significantly and adversely impact reported results of operations and stockholders’ equity.

During the fourth quarter of 2018, we performed the qualitative assessment for our U.S. and Canada reporting units. Management concluded that the estimated fair values of these two reporting units were greater than their respective carrying values. As such, no further analysis was required for these reporting units. Refer to Note 4, "Goodwill and Intangibles" for further information.

During the fourth quarter of 2017, we performed the qualitative assessment for our U.S. and Canada reporting units. Management concluded that the estimated fair values of these two reporting units were greater than their respective carrying values. As such, no further analysis was required for these reporting units.

During the fourth quarter of 2016, we performed the first step of the two-step process and determined that the implied fair value of our reporting units exceeded their respective carrying values, and therefore, the second step was not performed and no further analysis or write-down of goodwill was required.

Other Intangible Assets

Our identifiable intangible assets, resulting from business combinations and internally developed software, consist of trade names, customer relationships, computer software, provincial licenses, franchise agreements and positive leasehold interests.

We apply the guidance under ASC 350-40, Internal Use Software ("ASC 350-40"), to software that is purchased or internally developed. Under ASC 350-40, eligible internal and external costs incurred for the development of computer software applications, as well as for upgrades and enhancements that result in additional functionality of the applications, are capitalized to "Other Intangible Assets" in the Consolidated Balance Sheets. Internal and external training and maintenance costs are charged to expense as incurred or over the related service period. When a software application is placed in service, we begin amortizing the related capitalized software costs using the straight-line method over its estimated useful life, which ranges from three to 10 years.

The “Cash Money” trade name was determined to be an intangible asset with an indefinite life. Intangible assets with indefinite lives are not amortized, but instead are tested annually for impairment and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset might not be recoverable. Impairment of identifiable intangible assets with indefinite lives occurs when the fair value of the asset is less than its carrying amount. If deemed impaired, the asset’s carrying amount is reduced to its estimated fair value. See Note 4, "Goodwill and Intangibles" for further information.

Our finite lived intangible assets are amortized over their estimated economic benefit period, generally from three to 10 years. We review our intangible assets for impairment annually in the fourth quarter or whenever events or changes in circumstances have indicated that the carrying amount of these assets might not be recoverable. If we were to determine that events and circumstances warrant a change to the estimate of an identifiable intangible asset’s remaining useful life, then the remaining carrying amount of the identifiable intangible asset would be amortized prospectively over that revised remaining useful life. Additionally, information resulting from our annual assessment, or other events and circumstances, may indicate that the carrying value of one or more identifiable intangible assets is not recoverable which would result in recognition of an impairment charge. There were no changes in events or circumstances related to our continuing operations that caused us to review our finite lived intangible assets for impairment in 2017 or 2018. See Note 4, "Goodwill and Intangibles" for further information.

Business Combination Accounting
Business Combination Accounting

We have acquired businesses in the past, and we may acquire additional businesses in the future. Business combination accounting requires that we determine the fair value of all assets acquired, including identifiable intangible assets, liabilities assumed and contingent consideration issued in a business combination. The cost of the acquisition is allocated to these assets and liabilities in amounts equal to the estimated fair value of each asset and liability, and any remaining acquisition cost is classified as goodwill. This allocation process requires extensive use of estimates and assumptions, including estimates of future cash flows to be generated by the acquired assets. We engage third-party appraisal firms to assist in fair value determination when appropriate. Our acquisitions may also include contingent consideration, or earn-out provisions, which provide for additional consideration to be paid to the seller if certain conditions are met in the future. These earn-out provisions are estimated and recognized at fair value at the acquisition date based on projected earnings or other financial metrics over specified future periods. These estimates are reviewed during each subsequent reporting period and adjusted based upon actual results. Acquisition-related costs for potential and completed acquisitions are expensed as incurred and included in corporate expense in the Consolidated Statements of Operations.

Deferred Financing Charges
Deferred Financing Costs

Deferred financing costs consist of debt issuance costs incurred in obtaining financing. These costs are presented in the Consolidated Balance Sheets as a direct reduction from the carrying amount of associated debt, consistent with discounts or premiums. The effective interest rate method is used to amortize the deferred financing costs over the life of the notes and the straight-line method is used to amortize the deferred financing costs of the Non-Recourse Canada SPV facility.

Financial Instruments
Financial Instruments

The carrying amounts reflected in the Consolidated Balance Sheets for cash, restricted cash, loans receivable, borrowings under credit facilities and accounts payable approximate fair value due to their short maturities and applicable interest rates. The outstanding borrowings under our credit facilities are variable interest rate debt instruments and their fair value approximates their carrying value due to the borrowing rates currently available to us for debt with similar terms.

Deferred Rent
Deferred Rent

We have entered into operating leases for store locations and corporate offices, some of which contain provisions for future rent increases or periods in which rent payments are reduced (abated). In accordance with US GAAP, we record monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between rent expense recorded and the amount paid is charged to "Deferred rent" in the Consolidated Balance Sheets.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred.
Share-Based Compensation
Share-Based Compensation

We account for share-based compensation expense for awards to our employees and directors at the estimated fair value on the grant date. We determine the fair value of stock option grants using the Black-Scholes option pricing model, which requires us to make several assumptions including, but not limited to, the risk-free interest rate and the expected volatility of publicly-traded stocks in the financial services industry. Our expected option term is calculated using the average of the vesting period and the original contractual term. For restricted stock units, the value of the award is calculated using the closing market price of our common stock on the grant date. We recognize the estimated fair value of share-based awards as compensation expense on a straight-line basis over the vesting period. We account for forfeitures as they occur for all share-based awards.

Under the provisions of ASC 718, Compensation - Stock Compensation, we may choose, upon vesting of employees' RSUs, to return shares of common stock underlying the vested RSUs to us in satisfaction of employees' tax withholding obligations (collectively, "net-share settlements") rather than requiring shares of common stock to be sold on the open market to satisfy these tax withholding obligations. The total number of shares of common stock returned to us is based on the closing price of our common stock on the applicable vesting date. These net-share settlements reduced the number of shares of common stock that would have otherwise been outstanding on the open market, and the cash we paid to satisfy the employee portion of the tax withholding obligations are reflected as a reduction to "Paid-in capital" in our Consolidated Statements of Changes in Equity.

Income Taxes
Income Taxes

A deferred tax asset or liability is recognized for the anticipated future tax consequences of temporary differences between the tax basis of assets or liabilities and their reported amounts in the financial statements and for operating loss and tax credit carryforwards. A valuation allowance is provided when, in the opinion of management, it is more likely than not that some portion or all of a deferred tax asset will not be realized. Realization of the deferred tax assets is dependent on our ability to generate sufficient future taxable income and, if necessary, execution of our tax planning strategies. In the event we determine that future taxable income, taking into consideration tax planning strategies, may not generate sufficient taxable income to fully realize net deferred tax assets, we may be required to establish or increase valuation allowances by a charge to income tax expense in the period such a determination is made, which may have a material impact on our Consolidated Statements of Operations. We measure deferred tax assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which we expect those temporary differences to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date and it may have a material impact on our Consolidated Statements of Operations.

We follow accounting guidance which prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under this guidance, tax positions are initially recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and all relevant facts. Application of this guidance requires numerous estimates based on available information. We consider many factors when evaluating and estimating our tax positions and tax benefits, and our recognized tax positions and tax benefits may not accurately anticipate actual outcomes. As we obtain additional information, we may need to adjust our recognized tax positions and tax benefits. For additional information related to uncertain tax positions, see Note 12, "Income Taxes."

Foreign Currency Translation
Foreign Currency Translation

The Canadian dollar is considered the functional currency for our operations in Canada. All balance sheet accounts are translated into U.S. dollars ("USD") at the exchange rate at each period end. The Statements of Operations are translated at the average rates of exchange for the period. We have determined that certain of our intercompany balances are long-term in nature, and therefore, currency translation adjustments related to those accounts are recorded as a component of "Accumulated other comprehensive (loss)" in the Statements of Stockholders' Equity. For intercompany balances that are settled on a regular basis, currency translation adjustments related to those accounts are recorded as a component of "Other, net" in the Consolidated Statements of Operations.

Recently Adopted and Issued Accounting Pronouncements Not Yet Adopted
Recently Adopted Accounting Pronouncements

In May 2017, the Financial Accounting Standards Board ("FASB") issued ASU 2017-09, Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting ("ASU 2017-09"). Under modification accounting, an entity is required to re-value its equity awards each time there is a modification to the terms of the awards. The provisions in ASU 2017-09 provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to account for the effects of a modification, unless certain conditions are met. The amendments in this update were effective for all entities for annual periods, and interim periods therein, beginning after December 15, 2017. ASU 2017-09 was effective for all entities for annual periods, and interim periods therein, as of January 1, 2018. The adoption of this amendment did not have a material impact on our Consolidated Financial Statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment ("ASU 2017-04"). ASU 2017-04 simplified the goodwill impairment test by eliminating Step 2 of the test which requires an entity to compute the implied fair value of goodwill. Instead, an entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, and is limited to the amount of total goodwill allocated to that reporting unit. Under ASU 2017-04, an entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The provisions of ASU 2017-04 are effective for a public entity's annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted. We adopted ASU 2017-04 in the fourth quarter of 2018. Refer to Note 4, "Goodwill and Intangibles" for further information.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business ("ASU 2017-01"). ASU 2017-01 narrows the definition of a business and provides a framework that gives an entity a basis for making reasonable judgments about whether a transaction involves an asset or a business and provides a screen to determine when a set (an integrated set of assets and activities) is not a business. The screen requires a determination that when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. If the screen is not met, ASU 2017-01 (i) requires that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (ii) removes the evaluation of whether a market participant could replace missing elements. The amendments provide a framework to assist entities in evaluating whether both an input and a substantive process are present. Upon our loss of emerging growth company status, we adopted this guidance during the third quarter of 2018. The adoption of ASU 2017-01 did not have a material impact on our Consolidated Financial Statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The adoption should be applied using a retrospective transition method to each period presented. Upon our loss of emerging growth company status, we adopted this guidance during the third quarter of 2018. The adoption of ASU 2016-18 resulted in a decrease of $4.0 million and an increase of $3.1 million in net cash used in investing activities, primarily related to continuing operations, as well as an increase of $0.3 million and a decrease of $0.8 million in the effect of exchange rates on cash for the years ended December 31, 2017 and 2016, respectively.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force) (“ASU 2016-15”). The amendments in ASU 2016-15 provide guidance on eight specific cash flow issues, including debt prepayment or debt extinguishment costs, contingent consideration payments made after a business combination, distributions received from equity method investees and beneficial interests in securitization transactions. Upon our loss of emerging growth company status, we adopted this guidance during the third quarter of 2018. The adoption of ASU 2016-15 did not have a material impact on our Consolidated Statement of Cash Flows as we have historically presented debt prepayment and extinguishment costs as outflows from financing activities and we had no other material cash flows impacted by the guidance.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting ("ASU 2016-09"). ASU 2016-09 simplifies several aspects of the accounting for share-based payment award transactions and their presentation in the financial statements. The new guidance will require all income tax effects of awards to be recognized in the statement of operations when the awards vest or are settled, eliminating APIC pools. The guidance will also require companies to elect whether to account for forfeitures of share-based payments by (i) recognizing forfeitures of awards as they occur (e.g., when an award does not vest because the employee leaves the company) or (ii) estimating the number of awards expected to be forfeited and adjusting the estimate when it is likely to change, as was required prior to the issuance of ASU 2016-09. We adopted the guidance after the loss of emerging growth company status in the third quarter of 2018. The adoption of ASU 2016-09 did not have a material impact on our Consolidated Financial Statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which requires (i) equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income, (ii) public entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes and (iii) separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). ASU 2016-01 eliminates the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. Upon our loss of emerging growth company status, we adopted this guidance during the third quarter of 2018. The adoption of ASU 2016-01 did not have a material impact on our Consolidated Financial Statements.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”). ASU 2015-07 eliminates the requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. Upon our loss of emerging growth company status, we adopted this guidance during the third quarter of 2018. The adoption of ASU 2015-17 did not have a material impact on our Consolidated Financial Statements.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which amended the existing accounting standards for revenue recognition. ASU 2014-09 establishes principles for recognizing revenue upon the transfer of promised goods or services to customers in an amount that reflects the expected consideration received in exchange for those goods or services. In addition to ASU 2014-09, the FASB issued the following ASUs updating the topic:

•	In December 2016, ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers

•	In May 2016, ASU No. 2016-12 , Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients

•	In April 2016, ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing

•	In March 2016, ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net).

•	In August 2015, ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date

We adopted the provisions of Topic 606 during third quarter of 2018, which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition (Topic 605). Topic 606 requires entities to recognize revenue when control of the promised goods or services is transferred to customers at an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. Most of our revenue is generated from interest or through servicing of financial contracts, both of which are excluded from the scope of ASU 2014-09. As a result, the standard did not have a material impact on our Condensed Financial Statements and we have made no adjustments to retained earnings or prior comparative periods.

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB established Topic 842, Leases, by issuing ASU No. 2016-02, which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842; ASU No. 2018-10, Codification Improvements to Topic 842, Leases; and ASU No. 2018-11, Targeted Improvements. The new standard establishes a right-of-use model ("ROU") that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases are to be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the statement of operations.

The new standard is effective for us on January 1, 2019. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may choose to use either (i) its effective date or (ii) the beginning of the earliest comparative period presented in the financial statements as its date of initial application. If an entity chooses the second option, the transition requirements for existing leases also apply to leases entered into between the date of initial application and the effective date. The entity must also recast its comparative period financial statements and provide the disclosures required by the new standard for the comparative periods. We adopted the new standard on January 1, 2019 and will use that date as our date of initial application. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2019.

The new standard provides a number of optional practical expedients in transition. We expect to elect the ‘package of practical expedients,’ which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. We do not expect to elect the use-of-hindsight or, as it is not applicable to us, the practical expedient pertaining to land easements.

We expect that this standard will have a material effect on our financial statements. While we are in the process of assessing all of the effects of adoption, we believe the most significant effects relate to (i) the recognition of new ROU assets and lease liabilities on our balance sheet for our real estate operating leases; and (ii) providing significant new disclosures about our leasing activities.

Upon adoption, we expect to recognize additional operating liabilities ranging from $150.0 million to $160.0 million and a corresponding ROU asset in the range of $142.0 million to $152.0 million based on the expected present value of the remaining minimum rental payments as determined under current leasing standards for existing operating leases.

In August 2018, the FASB issued ASU 2018-15, Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract (“ASU 2018-15”). ASU 2018-15 requires implementation costs incurred by customers in cloud computing arrangements to be deferred over the noncancellable term of the cloud computing arrangements plus any optional renewal periods (i) that are reasonably certain to be exercised by the customer or (ii) for which exercise of the renewal option is controlled by the cloud service provider. ASU 2018-15 is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. The standard can be adopted either using the prospective or retrospective transition approach. We are currently assessing the impact that adoption of ASU 2018-15 will have on our Consolidated Financial Statements.

In August 2018, the FASB issued ASU No. 2018-13, Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which amends ASC 820, Fair Value Measurement. ASU 2018-13 modifies the disclosure requirements for fair value measurements by removing, modifying or adding certain disclosures. The provisions of ASU 2018-13 are effective for all entities for fiscal years beginning after December 15, 2019, and interim periods therein. Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU 2018-13 and delay adoption of the additional disclosures until their effective date. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. We are currently assessing the impact that adoption of ASU 2018-13 will have on our Consolidated Financial Statements.

In February 2018, the FASB issued ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive income ("ASU 2018-02"). Current US GAAP requires deferred tax liabilities and assets to be adjusted for the effect of a change in tax laws or rates with the effect included in income from continuing operations in the period the change is enacted, including items of other comprehensive income for which the related tax effects are presented in other comprehensive income (“stranded tax effects”). ASU 2018-02 allows, but does not require, companies to reclassify stranded tax effects caused by the Tax Cuts and Jobs Act of 2017 (the "2017 Tax Act") from accumulated other comprehensive income to retained earnings. Additionally, ASU 2018-02 requires new disclosures by all companies, whether they opt to do the reclassification or not. The provisions of ASU 2018-02 are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. Companies should apply the proposed amendments either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the 2017 Tax Act is recognized. We do not expect that the adoption of this guidance will have a material impact on our Consolidated Financial Statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” ("ASU 2016-13"). ASU 2016-13 modifies the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in the more timely recognition of losses. ASU 2016-13 will be effective for public companies for fiscal years beginning after December 15, 2019 and interim periods therein. We are assessing the impact of ASU 2016‑13, which could lead to an increase in the allowance for credit losses.